INTANGIBLE ASSETS, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	¥ 4,161	$ 605	¥ 6,229	¥ 10,760
Impairment loss on intangible assets				0
Acquired Finite Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	4,161	$ 605	6,229	10,760
Impairment loss on intangible assets	¥ 0		¥ 598	¥ 9,810